Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On October 11, 2022, LuxUrban Hotels Inc. (the “Company”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-267821) (as amended, the “Registration Statement”). The Registration Statement was originally declared effective by the SEC on October 28, 2022. The Registration Statement originally registered the resale by the selling stockholders (the “Selling Stockholders”) identified therein (and their permitted transferees) from time to time of up to an aggregate of (a) 2,003,239 shares of our common stock issuable to them upon conversion of 2022 Investor Financing Notes (as defined therein), (b) 2,156,251 shares of our common stock issuable to them upon exercise of 2022 Investor Financing Warrants (as defined therein) and (c) 32,000 shares of our common stock issuable to them upon exercise of 2022 Investor Financing Agent Warrants (as defined therein), of which 1,300,000 shares of our common stock have been sold since the Registration Statement became effective and 2,891,490 shares remain unsold. This Post-Effective Amendment No. 2 to the Registration Statement is being filed to update and supplement, among other things, the information contained in the Registration Statement to incorporate by reference the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022, which was filed with the SEC on March 31, 2023 (the “Annual Report”), the Company’s Current Reports on Form 8-K filed since December 31, 2022, and all documents subsequently filed by the Company pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	LUXURBAN HOTELS INC.
Entity Central Index Key	0001893311
Entity Tax Identification Number	82-3334945
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2125 Biscayne Blvd
Entity Address, Address Line Two	Suite 253
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	833
Local Phone Number	723-7368
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false